Equity - Summary of unrealized results (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning period	S/ 836,773	S/ 442,905	S/ 121,686
Effect of changes in the discount rates of pension reserves,	1,389,995	(331,990)	(999,430)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	145,899	8,175
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	(451,898)	24,154
Unrealized gain for debt instruments at fair value through other comprehensive income, net of unrealized loss			117,329
Unrealized net gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain	(1,986,046)	791,762	1,341,797	S/ (1,986,046)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	(249,689)	(193,683)	(80,080)
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income,	(30,994)	32,865	6,779
Variation for net unrealized gain (loss) on cash flow hedges	68,615	(38,924)	(74,593)	68,615
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	13,371	24,574	23,924
Translation of foreign operations	95,674	76,935	(14,507)
Ending period	(168,300)	836,773	442,905	121,686
Equity instruments at fair value [Member]
Disclosure of classes of share capital [line items]
Beginning period	297,212	264,883	147,554
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	145,899	8,175
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	(451,898)	24,154
Unrealized gain for debt instruments at fair value through other comprehensive income, net of unrealized loss			117,329
Ending period	(8,787)	297,212	264,883	147,554
Debt instruments at fair [Member]
Disclosure of classes of share capital [line items]
Beginning period	1,667,103	1,036,159	(232,337)
Unrealized net gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain		791,762	1,341,797	(1,986,046)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	(249,689)	(193,683)	(80,080)
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income,	(30,994)	32,865	6,779
Ending period	(599,626)	1,667,103	1,036,159	(232,337)
Insurance premiums reserves [Member]
Disclosure of classes of share capital [line items]
Beginning period	(1,255,845)	(923,855)	75,575
Effect of changes in the discount rates of pension reserves,	1,389,995	(331,990)	(999,430)
Ending period	134,150	(1,255,845)	(923,855)	75,575
Cash flow hedges [Member]
Disclosure of classes of share capital [line items]
Beginning period	(37,108)	(22,758)	27,911
Variation for net unrealized gain (loss) on cash flow hedges		(38,924)	(74,593)	68,615
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	13,371	24,574	23,924
Ending period	44,878	(37,108)	(22,758)	27,911
Translation of foreign operations
Disclosure of classes of share capital [line items]
Beginning period	165,411	88,476	102,983
Translation of foreign operations	95,674	76,935	(14,507)
Ending period	S/ 261,085	S/ 165,411	S/ 88,476	S/ 102,983